CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Previously Reported	Preferred Stock Series A Convertible Preferred Stock Previously Reported	Preferred Stock Series A Convertible Preferred Stock Revision of Prior Period Adjustment	Preferred Stock Series B Convertible Preferred Stock Previously Reported	Preferred Stock Series B Convertible Preferred Stock Revision of Prior Period Adjustment	Common Stock Common Class A	Common Stock Common Class A Previously Reported	Common Stock Common Class A Revision of Prior Period Adjustment	Common Stock Common Class B Previously Reported	Common Stock Common Class B Revision of Prior Period Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period Adjustment	Retained Earnings	Retained Earnings Previously Reported	Noncontrolling Interest	Noncontrolling Interest Previously Reported
Balance at December 31, 2019 at Dec. 31, 2019	$ 11,473	$ 11,473					$ 8		$ 8	$ 7	$ (7)	$ 54,525	$ 54,518	$ 7	$ (43,057)	$ (43,057)	$ (3)	$ (3)
Temporary equity beginning balance (in Shares) at Dec. 31, 2019			5,421,446	(5,421,446)	3,158,338	(3,158,338)
Temporary equity beginning balance at Dec. 31, 2019			$ 5	$ (5)	$ 3	$ (3)
Beginning balance (in Shares) at Dec. 31, 2019							81,756,305	109,536	81,646,769	7,250,001	(7,250,001)
Vesting of founder shares subject to repurchase	75											75
Vesting of founder shares subject to repurchase (in Shares)							3,846,917
Issuance of common stock, net of issuance cost	38,647						$ 2					38,645
Issuance of common stock, net of issuance cost, Shares							18,117,573
Issuance of common stock warrants	1,220											1,220
Stock-based compensation	2,291											2,291
Exercise of stock options	$ 124											124
Exercise of stock options (in Shares)	318,564						318,559
Net loss	$ (20,926)														(20,926)
Balance at December 31, 2020 at Dec. 31, 2020	32,904						$ 10					96,880			(63,983)		(3)
Ending balance (in Shares) at Dec. 31, 2020							104,039,354
Purchase of non-controlling interest	(200)											(203)					$ 3
Cashless exercise of common stock warrants (in Shares)							999,185
Issuance of common stock upon Merger, net of transaction costs	(94)						$ 1					(95)
Issuance of common stock upon Merger, net of transaction costs (in Shares)							10,525,990
Issuance of PIPE shares	220,000						$ 2					219,998
Issuance of PIPE shares (in Shares)							22,000,000
Shares withheld on vesting of restricted stock	(284)											(284)
Stock-based compensation	43,118											43,118
Exercise of stock options	$ 26						$ 1					25
Exercise of stock options (in Shares)	158,129						158,129
Net loss	$ (81,508)														(81,508)
Balance at December 31, 2020 at Dec. 31, 2021	$ 213,962						$ 14					$ 359,439			$ (145,491)
Ending balance (in Shares) at Dec. 31, 2021							137,722,658